Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
Useful life
Property and buildings	30–50 years
Machinery equipment	5–15 years
Transportation vehicles	5–10 years
Office and electronic equipment	3–5 years

Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives
Items	Useful life
Land use rights	45-49 years
Software	10 years

Schedule of reconciliation of the beginning and ending balances for convertible loans
December 31, 2022
Opening balance	$1,645,000
New convertible loans issued	3,415,500
Accrued interest	194,117
Loss on change in fair value of convertible loan	467,383
Conversion of convertible loans	(1,799,314)
Total	$3,922,686

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	December 31, 2022	December 31, 2021	December 31, 2020

Year-end spot rate	US$1=RMB 6.8972	US$1=RMB 6.3726	US$1=RMB 6.5250

Average rate	US$1=RMB 6.7290	US$1=RMB 6.4508	US$1=RMB 6.9042